Financial Risk Management - Schedule of Marketable Securities Specified By Investment Grade Credit Rating (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	€ 758,741	€ 804,101
Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial marketable securities	298,180	343,358
Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial marketable securities	295,843	342,731
Credit risk [member] | Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial marketable securities	298,180	343,358
Credit risk [member] | Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial marketable securities	295,843	342,731
Credit risk [member] | High Grade [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	203,530	144,307
Credit risk [member] | High Grade [Member] | Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	202,048	144,030
Credit risk [member] | Upper Medium Grade [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	94,650	196,909
Credit risk [member] | Upper Medium Grade [Member] | Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	€ 93,795	196,566
Credit risk [member] | Lower Medium Grade [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets		2,142
Credit risk [member] | Lower Medium Grade [Member] | Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets		€ 2,135